UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2003
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/28/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  75
                                                 --------------------

Form 13F Information Table Value Total:                $160,607
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      256     5486 SH       SOLE                     5486
AdvancePCS                     COM              00790k109     3521    66700 SH       SOLE                    66700
American Express               COM              025816109      283     5877 SH       SOLE                     5877
American Intl. Group           COM              026874107     1263    19054 SH       SOLE                    19054
AmerisourceBergen              COM              03073e105     1717    30575 SH       SOLE                    30575
Anadarko Petroleum             COM              032511107     1117    21894 SH       SOLE                    21894
Bank of America Corp           COM              060505104      573     7125 SH       SOLE                     7125
Cardinal Health                COM              14149y108     3717    60774 SH       SOLE                    60774
ChevronTexaco Corp             COM              166764100     3087    35736 SH       SOLE                    35736
Cisco Systems Inc              COM              17275r102      476    19660 SH       SOLE                    19660
Citigroup                      COM              172967101     3852    79350 SH       SOLE                    79350
Consolidated Edison            COM              209115104      348     8100 SH       SOLE                     8100
Everest RE Group               COM              g3223r108      305     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     4017    60465 SH       SOLE                    60465
Fannie Mae                     COM              313586109     3000    39965 SH       SOLE                    39965
First Health Group             COM              320960107     2413   123600 SH       SOLE                   123600
Freddie Mac                    COM              313400301      310     5320 SH       SOLE                     5320
General Electric               COM              369604103     2148    69322 SH       SOLE                    69322
Health Management              COM              421933102     3082   128400 SH       SOLE                   128400
Hilb, Rogal & Hobbs            COM              431294107     3196    99650 SH       SOLE                    99650
Home Depot                     COM              437076102     1298    36565 SH       SOLE                    36565
Honeywell Int'l                COM              438516106      316     9445 SH       SOLE                     9445
Int'l Business Mach.           COM              459200101     2220    23954 SH       SOLE                    23954
J.P. Morgan Chase              COM              46625H100     3700   100735 SH       SOLE                   100735
Johnson & Johnson              COM              478160104     3185    61661 SH       SOLE                    61661
KeyCorp                        COM              493267108     2614    89150 SH       SOLE                    89150
L-3 Communications             COM              502424104     3284    63950 SH       SOLE                    63950
Lehman Brothers                COM              524908100     5943    76960 SH       SOLE                    76960
Lilly (Eli) & Co.              COM              532457108      711    10110 SH       SOLE                    10110
Lowe's Companies               COM              548661107     4766    86050 SH       SOLE                    86050
MBIA, Inc.                     COM              55262C100     4143    69950 SH       SOLE                    69950
Merrill Lynch Inc.             COM              590188108      789    13450 SH       SOLE                    13450
Microsoft                      COM              594918104     4344   158700 SH       SOLE                   158700
Nokia Corp                     COM              654902204      531    31232 SH       SOLE                    31232
O'Reilly Automotive            COM              686091109     2456    63687 SH       SOLE                    63687
PMI Group                      COM              69344M101     5312   142694 SH       SOLE                   142694
Pepsico Inc.                   COM              713448108     4417    94738 SH       SOLE                    94738
Pfizer Inc                     COM              717081103     4509   127636 SH       SOLE                   127636
Renaissance Re                 COM              g7496g103     3480    70950 SH       SOLE                    70950
Royal Dutch Petro              COM              780257804      286     5450 SH       SOLE                     5450
Ruby Tuesday, Inc.             COM              781182100     3306   116025 SH       SOLE                   116025
S P D R Trust Unit SR1         COM              78462F103      378     3400 SH       SOLE                     3400
Sensient Tech.                 COM              81725t100     2255   114050 SH       SOLE                   114050
Southwest Airlines             COM              844741108     2998   185750 SH       SOLE                   185750
Sungard Data Systems           COM              867363103     3644   131490 SH       SOLE                   131490
TJX Companies Inc              COM              872540109      225    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     1820    37650 SH       SOLE                    37650
Tidewater Inc                  COM              886423102     3463   115900 SH       SOLE                   115900
Tyco Intl Ltd                  COM              902124106     2385    89989 SH       SOLE                    89989
WellPoint Inc old              COM              94973v107     1152    11875 SH       SOLE                    11875
Wells Fargo                    COM              949746101      717    12175 SH       SOLE                    12175
Camden Property Trust          COM              133131102     1078    24325 SH       SOLE                    24325
Colonial Properties            COM              195872106     2652    66976 SH       SOLE                    66976
First Industrial Realty        COM              32054K103     3203    94898 SH       SOLE                    94898
Highwoods Property             COM              431284108     2849   112182 SH       SOLE                   112182
Lexington Corp                 COM              529043101     2098   103925 SH       SOLE                   103925
Macerich                       COM              554382101     2913    65455 SH       SOLE                    65455
Mack-Cali Realty Corp          COM              554489104     3686    88559 SH       SOLE                    88559
Simon Property Group           COM              828806109     2595    55995 SH       SOLE                    55995
Apartment Inv. 8.75%           PRD              03748r309      639    25325 SH       SOLE                    25325
Bergen Capital 7.80%           PRD              083748202     3932   157300 SH       SOLE                   157300
CPL Cap Tr 8.00%               PRD              12615p205      726    28700 SH       SOLE                    28700
Chase Capital 7.03%            PRD              161479209     1129    44900 SH       SOLE                    44900
DDR Class F  8.60%             PRD              251591871      417    15600 SH       SOLE                    15600
Duke Energy 7.20%              PRD              264396201     2060    81600 SH       SOLE                    81600
Enterprise Cap 7.44%           PRD              293701207     1422    56550 SH       SOLE                    56550
First Ind. Cl D 7.95%          PRD              32054k806      638    25300 SH       SOLE                    25300
Glimcher Realty 9.25%          PRD              379302201      226     8900 SH       SOLE                     8900
Hartford Life 7.20%            PRD              416590206     1965    77200 SH       SOLE                    77200
Highwoods Prop 8.0%            PRD              431284306      402    15900 SH       SOLE                    15900
Nationwide Fin. 7.10%          PRD              63861e204     1255    49500 SH       SOLE                    49500
Post Prop. 7.625%              PRD              737464404     1965    78200 SH       SOLE                    78200
Public Service 7.25%           PRD              29390b201      759    30300 SH       SOLE                    30300
Repsol 7.45%                   PRD              G7513k103     1479    59000 SH       SOLE                    59000
Taubman Cntr 8.30%             PRD              876664202     1195    47000 SH       SOLE                    47000

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